Income Tax (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax [Line Items]
Corporate income tax		23.00%
Deferred Tax Asset Rate	23.00%	23.00%
Top of range [member]
Income Tax [Line Items]
Taxable income	75.00%
British Virgin Islands [Member]
Income Tax [Line Items]
Corporate income tax	23.00%
UNITED STATES
Income Tax [Line Items]
Profit tax rate	21.00%
UNITED KINGDOM
Income Tax [Line Items]
Profit tax rate	25.00%